Organization and Business Description (Tables)	6 Months Ended
Jun. 30, 2026
Organization and Business Description [Abstract]
Schedule of Consolidated Financial Statements Reflect the Activities of TOYO

As of June 30, 2026, the accompanying unaudited condensed consolidated financial statements reflect the activities of TOYO and each of the following entities:

Name of Entity	Date of Incorporation	Place of Incorporation	Ownership	Principal Activities
Parent company:
TOYO	May 16, 2023	Cayman Islands	Parent	Investment holding
Wholly owned subsidiaries of TOYO
TOPTOYO Investment Pte. Ltd. (“SinCo”)	April 26, 2023	Singapore	100% owned by TOYO	Sales of solar cells and related businesses
TOYO Solar	November 8, 2022	Vietnam	100% owned by SinCo	Design, manufacture and sales of solar cells and related businesses
TOYO China Co., Ltd. (“TOYO China”)	November 20, 2023	China	100% owned by TOYO Solar	Sales of solar cells and related businesses
TOYO Holdings LLC (“TOYO USA Holding”)	June 25, 2024	USA	100% owned by SinCo	Investment holding
TOYO America LLC (“TOYO America”)	August 29, 2024	USA	100% owned by TOYO USA Holding	Sales of solar cells and solar modules and related businesses
TOYO Solar LLC	August 29, 2024	USA	100% owned by TOYO USA Holding	Investment holding
TOYO Solar Texas LLC (formerly named as Solar Plus Technology Texas LLC, “TOYO Texas”)	November 25, 2024	USA	100% owned by TOYO Solar LLC	Design, manufacture and sales of solar modules and related businesses
TOYO Solar (Singapore) Pte. Ltd. (“TOYO Singapore”)	August 14, 2024	Singapore	100% owned by SinCo	Sales of solar cells and related businesses
TOYO Solar Manufacturing One Member PLC (“TOYO Ethiopia”)	October 11, 2024	Ethiopia	100% owned by SinCo	Design, manufacture of solar cells and related businesses
TOYO Energy LLC (“TOYO Solar PLC”)	April 21, 2025	USA	100% owned by TOYO USA Holding	Sales of solar cells and related businesses
TOYO Solar Clean Energy Company Limited (“TOYO Solar Clean Energy”)	December 5, 2025	Vietnam	100% owned by SinCo	Design, manufacture and sales of solar modules and related businesses